Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The calculation of basic and diluted earnings per common share was as follows:

	Year Ended December 31
(in millions, except per share amounts)	2013	2012	2011
Net earnings (loss)	$261	$146	$(100)

Weighted-average common shares outstanding	49.7	49.4	48.8
Net effect of dilutive stock options	0.3	0.2	—
Net effect of dilutive restricted stock rights	0.3	0.2	—
Net effect of dilutive restricted performance stock rights	0.1	0.3	—
Dilutive weighted-average common shares outstanding	50.4	50.1	48.8

Earnings (loss) per share - basic	$5.25	$2.96	$(2.05)
Earnings (loss) per share - diluted	$5.18	$2.91	$(2.05)